Lease liabilities - Disclosure of detailed information about lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [Abstract]
Balance - January 1	$ 6,050	$ 5,628
New liability	0	999
Payments of liabilities	(817)	(721)
Foreign exchange revaluation impact	(450)	144
Balance - December 31	4,783	6,050
Current	852	849	$ 680
Non-current	3,931	5,201	4,948
Balance - December 31	$ 4,783	$ 6,050	$ 5,628